SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Warrant Liabilities (Details) - Aldel Financial Inc. - USD ($)	Sep. 30, 2021	Apr. 12, 2021	Dec. 31, 2020
Warrant liabilities	$ 15,025,604
Public Warrants
Number of warrants issued	5,750,000	1
Private Unit Warrants
Number of warrants issued	257,500		515,000
OTM warrants
Number of warrants issued	1,300,000		15
Underwriter Warrants
Number of warrants issued	28,750